Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Current Assets
Cash and cash equivalents	$ 229,708	$ 319,845
Trade receivables, less allowance for doubtful accounts	347,518	344,410
Inventories:
Finished products	643,517	518,243
Raw materials	318,059	345,336
Total Inventories	961,576	863,579
Other current assets	104,663	109,165
Total Current Assets	1,643,465	1,636,999
Property, Plant, and Equipment
Land and land improvements	89,599	77,074
Buildings and fixtures	460,242	347,950
Machinery and equipment	1,160,307	1,022,670
Construction in progress	142,983	76,778
Property, Plant, and Equipment, Gross	1,853,131	1,524,472
Accumulated depreciation	(757,042)	(656,590)
Total Property, Plant, and Equipment	1,096,089	867,882
Other Noncurrent Assets
Goodwill	3,054,618	2,812,746
Other intangible assets - net	3,187,007	2,940,010
Other noncurrent assets	134,047	66,948
Total Other Noncurrent Assets	6,375,672	5,819,704
Total assets	9,115,226	8,324,585
Current Liabilities
Accounts payable	274,725	234,916
Accrued compensation	83,261	62,313
Accrued trade marketing and merchandising	62,111	62,588
Dividends payable	52,937	50,236
Current portion of long-term debt	50,000	0
Other current liabilities	93,938	72,623
Total Current Liabilities	616,972	482,676
Noncurrent Liabilities
Long-term debt	2,020,543	1,304,039
Defined benefit pensions	147,551	98,722
Other postretirement benefits	68,829	59,789
Deferred income taxes	992,692	1,042,823
Other noncurrent liabilities	105,253	44,173
Total Noncurrent Liabilities	3,334,868	2,549,546
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 110,284,715 at April 30, 2012 and 114,172,122 at April 30, 2011 (net of 18,320,450 and 14,432,043 treasury shares, respectively), at stated value	27,571	28,543
Additional capital	4,261,171	4,396,592
Retained income	961,207	866,933
Amount due from ESOP Trust	(2,572)	(3,334)
Accumulated other comprehensive (loss) income	(83,991)	3,629
Total Shareholders' Equity	5,163,386	5,292,363
Total Liabilities and Shareholders' Equity	$ 9,115,226	$ 8,324,585